MERGER (Details 2) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended		5 Months Ended	0 Months Ended	9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012	Aug. 30, 2012	Dec. 31, 2012
Revenues
Admissions	$ 418,694,000	$ 409,020,000		$ 548,632,000	$ 1,765,388,000	$ 1,847,327,000
Food and beverage	200,524,000	181,764,000		229,739,000	797,735,000	786,912,000
Other theatre	33,906,000	31,974,000		33,121,000	132,267,000	115,189,000
Total revenues	653,124,000	622,758,000		811,492,000	2,695,390,000	2,749,428,000
Operating costs and expenses
Film exhibition costs	223,088,000	212,100,000		291,561,000	934,246,000	976,912,000
Food and beverage costs	28,508,000	25,123,000		30,545,000	111,991,000	107,325,000
Operating expense	187,258,000	179,693,000		230,434,000	733,338,000	726,641,000
Rent	117,921,000	114,944,000		143,374,000	455,239,000	451,828,000
General and administrative:
Other	4,941,000	18,220,000		29,110,000	64,873,000	97,288,000
Depreciation and amortization	57,777,000	54,777,000		71,633,000	216,321,000	197,537,000
Impairment of long-lived assets				0	3,149,000
Operating costs and expenses	621,071,000	605,219,000		800,023,000	2,520,318,000	2,560,414,000
Operating income (loss)	32,053,000	17,539,000		11,469,000	175,072,000	189,014,000
Other expense (income)				49,000	(8,344,000)	(1,415,000)
Interest Expense [Abstract]
Corporate borrowings	26,079,000	29,658,000		45,259,000	111,072,000	129,963,000
Interest Expense Capital and Financing Lease Obligations	2,373,000	2,525,000		1,873,000	9,867,000	10,264,000
Equity in (earnings) losses of non-consolidated entities	(1,324,000)	5,384,000		2,480,000	(26,615,000)	(47,435,000)
Investment expense (income)	(5,143,000)	(7,857,000)		290,000	(8,145,000)	(2,084,000)
Total other expense	21,985,000	25,481,000		49,951,000	77,835,000	89,293,000
Earnings (loss) from continuing operations before income taxes	10,068,000	(7,942,000)		(38,482,000)	97,237,000	99,721,000
Income tax provision (benefit)	3,930,000	(3,100,000)		3,500,000	33,470,000	(263,383,000)
Earnings (loss) from continuing operations	6,138,000	(4,842,000)		(41,982,000)	63,767,000	363,104,000
Earnings (loss) from discontinued operations, net of income taxes		334,000		(688,000)	313,000	1,296,000
Net earnings (loss)	6,138,000	(4,508,000)	(42,670,000)	(42,670,000)	64,080,000	364,400,000
Predecessor
Revenues
Admissions							816,031,000
Food and beverage							342,130,000
Other theatre							47,911,000
Total revenues							1,206,072,000
Operating costs and expenses
Film exhibition costs							436,539,000
Food and beverage costs							47,326,000
Operating expense							297,328,000
Rent							189,086,000
General and administrative:
Management fee							2,500,000
Other							27,025,000
Depreciation and amortization							80,971,000
Impairment of long-lived assets							0
Operating costs and expenses							1,080,947,000
Operating income (loss)							125,125,000
Other expense (income)							960,000
Interest Expense [Abstract]
Corporate borrowings							67,614,000
Interest Expense Capital and Financing Lease Obligations							2,390,000
Equity in (earnings) losses of non-consolidated entities							(7,545,000)
Investment expense (income)							(41,000)
Total other expense							63,378,000
Earnings (loss) from continuing operations before income taxes							61,747,000
Income tax provision (benefit)							2,500,000
Earnings (loss) from continuing operations							59,247,000
Earnings (loss) from discontinued operations, net of income taxes							35,153,000
Net earnings (loss)							94,400,000
AMCE | Merger Subsidiary
General and administrative:
Merger, acquisition and transaction costs				2,500,000		957,000
Interest Expense [Abstract]
Financial advisor fees, bond amendment consent fees, and professional and consulting fees related to merger								31,462,000
AMCE | Merger Subsidiary | Predecessor
Revenues
Admissions									1,364,663,000
Food and beverage									571,869,000
Other theatre									72,574,000
Total revenues									2,009,106,000
Operating costs and expenses
Film exhibition costs									728,100,000
Food and beverage costs									77,871,000
Operating expense									529,235,000
Rent									331,397,000
General and administrative:
Merger, acquisition and transaction costs									3,538,000
Other									55,596,000
Depreciation and amortization									150,234,000
Operating costs and expenses									1,875,971,000
Operating income (loss)									133,135,000
Other expense (income)									1,009,000
Interest Expense [Abstract]
Corporate borrowings									103,429,000
Interest Expense Capital and Financing Lease Obligations									4,263,000
Equity in (earnings) losses of non-consolidated entities									(7,499,000)
Investment expense (income)									578,000
Total other expense									101,780,000
Earnings (loss) from continuing operations before income taxes									31,355,000
Income tax provision (benefit)									9,000,000
Earnings (loss) from continuing operations									22,355,000
Earnings (loss) from discontinued operations, net of income taxes									34,465,000
Net earnings (loss)									$ 56,820,000